UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928


13F File Number:  028-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier               Chatham, New Jersey          November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       6

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  $2,819,287
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number         Name

1.                028-10536                    Pennant Offshore Partners, Ltd.

2.                028-10768                    Pennant Onshore Qualified, L.P.

3.                028-10746                    Pennant General Partner, LLC

4.                028-11666                    Pennant Windward Fund, L.P.

5.                028-11665                    Pennant Windward Fund, Ltd.

6.                028-13339                    Pennant Spinnaker Fund, L.P.


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2      COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                               TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT     OTHR       VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP      (X$1000)   PRN AMT   PRN CALL DISCRETION     MGRS     SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO         CL A           002896207   119,404   3,631,497 SH       DEFINED    1,2,3,4,5,6   3,631,497
ADOBE SYS INC                  COM            00724F101    90,976   2,753,514 SH       DEFINED    1,2,3,4,5,6   2,753,514
ALLIANCE HOLDINGS GP LP        COM UNITS LP   01861G100     6,216     302,049 SH       DEFINED      1,2,3,6       302,049
ALLIANCE RES PARTNER L P       UT LTD PART    01877R108     5,588     154,100 SH       DEFINED      1,2,3,6       154,100
ALPHA NATURAL RESOURCES INC    COM            02076X102    55,016   1,567,414 SH       DEFINED    1,2,3,4,5,6   1,567,414
AMGEN INC                      COM            031162100    22,887     380,000 SH       DEFINED     1,2,3,4,5      380,000
AMR CORP                       COM            001765106    51,675   6,500,000 SH       DEFINED    1,2,3,4,5,6   6,500,000
APPLIED MATLS INC              COM            038222105    51,689   3,863,170 SH       DEFINED    1,2,3,4,5,6   3,863,170
ATLAS AMER INC                 COM            049167109    50,406   1,862,043 SH       DEFINED      1,2,3,6     1,862,043
BRINKS HOME SEC HLDGS INC      COM            109699108    35,168   1,142,183 SH       DEFINED    1,2,3,4,5,6   1,142,183
BROADCOM CORP                  CL A           111320107     3,222     105,000 SH       DEFINED     1,2,3,4,5      105,000
CELGENE CORP                   COM            151020104    14,534     260,000 SH       DEFINED     1,2,3,4,5      260,000
CF INDS HLDGS INC              COM            125269100    51,437     596,509 SH       DEFINED    1,2,3,4,5,6     596,509
CISCO SYS INC                  COM            17275R102   114,310   4,855,999 SH       DEFINED     1,2,3,4,5    4,855,999
COMCAST CORP NEW               CL A           20030N101    51,472   3,049,273 SH       DEFINED     1,2,3,4,5    3,049,273
CONSOL ENERGY INC              COM            20854P109    48,729   1,080,219 SH       DEFINED       3,4,5      1,080,219
COVIDIEN PLC                   COM            G2554F105   106,225   2,455,500 SH       DEFINED    1,2,3,4,5,6   2,455,500
DANA HOLDING CORP              COM            235825205    13,012   1,910,759 SH       DEFINED      1,2,3,6     1,910,759
DAVITA INC                     COM            23918K108   102,205   1,804,458 SH       DEFINED    1,2,3,4,5,6   1,804,458
DECKERS OUTDOOR CORP           COM            243537107    26,304     310,000 SH       DEFINED      1,2,3,6       310,000
DELTA AIR LINES INC DEL        COM NEW        247361702    52,101   5,814,836 SH       DEFINED    1,2,3,4,5,6   5,814,836
DYAX CORP                      COM            26746E103     7,675   2,137,863 SH       DEFINED      1,2,3,6     2,137,863
EXELON CORP                    COM            30161N101    32,518     655,333 SH       DEFINED    1,2,3,4,5,6     655,333
FIDELITY NATIONAL FINANCIAL    CL A           31620R105    67,147   4,452,691 SH       DEFINED    1,2,3,4,5,6   4,452,691
FIDELITY NATL INFORMATION SV   COM            31620M106    73,518   2,881,911 SH       DEFINED    1,2,3,4,5,6   2,881,911
FOSTER WHEELER AG              COM            H27178104     5,744     180,000 SH       DEFINED     1,2,3,4,5      180,000
FREIGHTCAR AMER INC            COM            357023100    15,181     624,739 SH       DEFINED      1,2,3,6       624,739
GOLDMAN SACHS GROUP INC        COM            38141G104    43,322     235,000 SH       DEFINED    1,2,3,4,5,6     235,000
GRIFFON CORP                   COM            398433102     9,256     919,199 SH       DEFINED      1,2,3,6       919,199
HARMAN INTL INDS INC           COM            413086109    41,028   1,210,967 SH       DEFINED    1,2,3,4,5,6   1,210,967
HARRIS STRATEX NTWRKS INC      CL A           41457P106     3,500     500,000 SH       DEFINED        3,6         500,000
HELIX ENERGY SOLUTIONS GRP I   COM            42330P107    50,588   3,377,042 SH       DEFINED    1,2,3,4,5,6   3,377,042
JETBLUE AIRWAYS CORP           COM            477143101     3,188     533,133 SH       DEFINED    1,2,3,4,5,6     533,133
KBR INC                        COM            48242W106     4,192     180,000 SH       DEFINED     1,2,3,4,5      180,000
LAM RESEARCH CORP              COM            512807108    55,167   1,614,960 SH       DEFINED    1,2,3,4,5,6   1,614,960
LIGAND PHARMACEUTICALS INC     CL B           53220K207     9,969   4,315,703 SH       DEFINED     1,2,3,4,5    4,315,703
METAVANTE TECHNOLOGIES INC     COM            591407101    72,267   2,095,917 SH       DEFINED     1,2,3,4,5    2,095,917
MI DEVS INC                    CL A SUB VTG   55304X104     1,201      89,300 SH       DEFINED        3,6          89,300
MICROSOFT CORP                 COM            594918104   131,073   5,096,136 SH       DEFINED     1,2,3,4,5    5,096,136
MIDDLEBROOK PHARMACEUTICAL I   COM            596087106     1,771   1,540,000 SH       DEFINED        3,6       1,540,000
MONSTER WORLDWIDE INC          COM            611742107    22,987   1,315,022 SH       DEFINED       3,4,5      1,315,022
NRG ENERGY INC                 COM NEW        629377508    96,961   3,439,557 SH       DEFINED    1,2,3,4,5,6   3,439,557
OLD REP INTL CORP              COM            680223104    33,663   2,763,800 SH       DEFINED    1,2,3,4,5,6   2,763,800
PFIZER INC                     COM            717081103     6,254     377,878 SH       DEFINED    1,2,3,4,5,6     377,878
PHH CORP                       COM NEW        693320202   107,278   5,407,141 SH       DEFINED    1,2,3,4,5,6   5,407,141
QUALCOMM INC                   COM            747525103    17,317     385,000 SH       DEFINED     1,2,3,4,5      385,000
QUEST DIAGNOSTICS INC          COM            74834L100    12,526     240,000 SH       DEFINED     1,2,3,4,5      240,000
ROBERT HALF INTL INC           COM            770323103       317      12,681 SH       DEFINED     1,2,3,4,5       12,681
ROCKWELL COLLINS INC           COM            774341101    80,929   1,593,100 SH       DEFINED    1,2,3,4,5,6   1,593,100
SAVIENT PHARMACEUTICALS INC    COM            80517Q100    20,262   1,333,000 SH       DEFINED    1,2,3,4,5,6   1,333,000
SEAHAWK DRILLING INC           COM            81201R107    13,048     419,699 SH       DEFINED      1,2,3,6       419,699
TAKE-TWO INTERACTIVE SOFTWAR   COM            874054109    10,749     958,869 SH       DEFINED     1,2,3,4,5      958,869
TENET HEALTHCARE CORP          COM            88033G100     1,809     307,729 SH       DEFINED    1,2,3,4,5,6     307,729
TERRA INDS INC                 COM            880915103     3,953     114,013 SH       DEFINED     1,2,3,4,5      114,013
PROCTER & GAMBLE CO            COM            742718109     7,240     125,000 SH       DEFINED     1,2,3,4,5      125,000
TRANSATLANTIC HLDGS INC        COM            893521104    50,299   1,002,573 SH       DEFINED    1,2,3,4,5,6   1,002,573
TRANSDIGM GROUP INC            COM            893641100   185,308   3,720,303 SH       DEFINED    1,2,3,4,5,6   3,720,303
UNION PAC CORP                 COM            907818108    77,912   1,335,257 SH       DEFINED    1,2,3,4,5,6   1,335,257
VALERO ENERGY CORP NEW         COM            91913Y100     4,266     220,000 SH       DEFINED     1,2,3,4,5      220,000
WALTER ENERGY INC              COM            93317Q105    48,928     814,660 SH       DEFINED    1,2,3,4,5,6     814,660
WALTER INVT MGMT CORP          COM            93317W102    15,039     938,780 SH       DEFINED    1,2,3,4,5,6     938,780
WELLPOINT INC                  COM            94973V107   126,637   2,673,918 SH       DEFINED    1,2,3,4,5,6   2,673,918
WESTERN UN CO                  COM            959802109    53,755   2,841,161 SH       DEFINED    1,2,3,4,5,6   2,841,161
WYETH                          COM            983024100    84,721   1,743,953 SH       DEFINED    1,2,3,4,5,6   1,743,953
XTO ENERGY INC                 COM            98385X106    36,249     877,274 SH       DEFINED       3,4,5        877,274

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